Common Stock - Pre-Closing Stock Repurchase (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 20, 2021	Mar. 31, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Payments for repurchase of common stock		$ 22,027	$ 0
Common Class A [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period (in shares)	2,207,580
Payments for repurchase of common stock	$ 22,000
Pre-closing stock repurchase, net of exercise of vested options (in shares)	183,548
Pre-closing stock repurchase, net of exercise of vested options	$ 1,800